CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net income (loss)	$ (5,200)	$ 1,547	$ (2,341)
Other comprehensive income (loss):
Foreign currency translation adjustments	(3,249)	(1,844)	(1,039)
Available-for-sale securities:
Changes in unrealized gains (losses)	(122)	32	46
Reclassification adjustments for (gains) losses included in net income (loss)	122	(117)	(2)
Net change		(85)	44
Cash flow hedges:
Unrealized gains (loss), net	(33)	179	138
Reclassification adjustments for gains included in net income (loss)	(82)	(347)	(61)
Net change	(115)	(168)	77
Other comprehensive loss	(3,364)	(2,097)	(918)
Comprehensive loss before non-controlling interest	(8,564)	(550)	(3,259)
Net Comprehensive loss attributable to non-controlling interest		100	998
Comprehensive loss attributable to Syneron shareholders	$ (8,564)	$ (450)	$ (2,261)